CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 3,706	$ 201	$ (587)	$ (4,663)
Other comprehensive loss, net of tax, relating to continuing operations:
Actuarial gain/(loss) relating to pensions	1	2	0	(2)
Other comprehensive gain/(loss), net of tax, relating to discontinued operations:
Recycling of accumulated other comprehensive loss on sale of PES	16	0	0	0
Change in fair value of debt component of Archer convertible bond	(1)	0	2	4
Share of other comprehensive loss from associated companies	(2)	0	9	(15)
Other comprehensive gain/(loss)	14	2	11	(13)
Total comprehensive income/(loss) for the period	3,720	203	(576)	(4,676)
Comprehensive gain/loss attributable to the shareholders	3,720	203	(576)	(4,672)
Comprehensive loss attributable to the non-controlling interest	0	0	0	(3)
Comprehensive loss attributable to the redeemable non-controlling interest	$ 0	$ 0	$ 0	$ (1)